Taxes - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2019 CAD ($)	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2019 EUR (€)	Dec. 30, 2019	Dec. 31, 2018 CAD ($)
Disclosure of income tax [Line Items]
Applicable tax rate	8.00%		11.00%	12.00%	1.00%	26.72%		27.00%
Unused tax losses for which no deferred tax asset recognised			$ 2,500.0					$ 2,600.0
Maximum sales limit to companies for applicability of progressive decrease of the french corporate income tax rate | €						€ 250
Deductible temporary differences for which no deferred tax asset is recognised			65.5					26.9
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised			500.0					500.0
Vermilions Canada Segment [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences, unused tax losses and unused tax credits expired			$ 1,200.0					$ 1,100.0
Bottom of range [member] | Vermilions Canada Segment [Member]
Disclosure of income tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits						2025
Top of range [member] | Vermilions Canada Segment [Member]
Disclosure of income tax [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits						2040
FRANCE
Disclosure of income tax [Line Items]
Applicable tax rate						32.00%		34.40%
NETHERLANDS
Disclosure of income tax [Line Items]
Applicable tax rate						50.00%		50.00%
GERMANY
Disclosure of income tax [Line Items]
Applicable tax rate						31.80%		30.20%
IRELAND
Disclosure of income tax [Line Items]
Applicable tax rate						25.00%		25.00%
UNITED STATES
Disclosure of income tax [Line Items]
Applicable tax rate						21.00%		21.00%
CANADA
Disclosure of income tax [Line Items]
Applicable tax rate						8.00%	12.00%
Corporate income tax [Member] | AUSTRALIA
Disclosure of income tax [Line Items]
Applicable tax rate						30.00%
PRRT [Member] | AUSTRALIA
Disclosure of income tax [Line Items]
Applicable tax rate						40.00%
FrenchCorporate Income tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate		25.80%				32.00%